Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Detailed Information about Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables

	December 31, 2021	December 31, 2020
Trade payables	59,417	32,437
Payables to third-party sellers on the marketplace platform	22,215	9,437
Payables under reverse factoring arrangements	6,874	223
Payroll payables, including related taxes	1,100	372
Other payables	185	154

Total	89,791	42,623

Current	89,273	42,545
Non-current	518	78